FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy for assets and liabilities measured at fair value

	As of December 31, 2020				As of December 31, 2021
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted				Quoted
	price in				price in
	active				active
	markets				markets
	for	Significant	Significant		for	Significant	Significant
	identical	other	unobservable		identical	other	unobservable
	assets	observable	inputs		assets	observable	inputs
	Level 1	inputs	Level 3	Total	Level 1	inputs	Level 3	Total
Warrant liabilities	—	—	—	—	—	—	(340)	(340)